Document and Entity Information	Aug. 23, 2022
Details
Registrant CIK	0001693696
Document Type	8-K
Document Period End Date	Aug. 23, 2022
Entity Registrant Name	UNITED CAPITAL CONSULTANTS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55741
Entity Tax Identification Number	81-4625084
Entity Address, Address Line One	3210 East Coralbell Ave.
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	95204
City Area Code	480
Local Phone Number	666-4116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false